Employee Benefits - Obligations and Funded Status (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Change in benefit obligation:
Service cost	$ 31,382	$ 31,660	$ 25,970
Interest cost	10,582	5,694	9,657
Discontinued Operations, Held-for-Sale | Insurance Agency Business
Change in benefit obligation:
Service cost	7,500	7,700	6,200
Pension Plan
Change in benefit obligation:
Benefit obligation at beginning of the year	501,507	361,147	396,769
Service cost	31,382	31,660	25,970
Interest cost	10,582	5,694	9,657
Amendments	0	(1,106)	(133,439)
Actuarial (gain) loss	(133,282)	(1,697)	78,095
Acquisitions	0	125,854	0
Benefits paid	(47,659)	(20,045)	(15,905)
Benefit obligation at end of the year	362,530	501,507	361,147
Change in plan assets:
Fair value of plan assets at beginning of year	546,056	449,643	378,879
Actual return on plan assets	(91,474)	50,879	48,895
Acquisitions	0	63,468	0
Employer contribution	12,443	2,111	37,773
Benefits paid	(47,659)	(20,045)	(15,904)
Fair value of plan assets at end of year	419,366	546,056	449,643
Overfunded status	56,836	44,549	88,496
Reconciliation of funding status:
Past service credit	108,909	120,792	131,482
Unrecognized net loss	(99,002)	(128,402)	(161,045)
Prepaid benefit cost	46,929	52,159	118,059
Accumulated benefit obligation	362,530	501,507	361,147
Amounts recognized in accumulated other comprehensive income (“AOCI”), net of tax:
Unrecognized past service credit	78,295	86,837	94,522
Unrecognized net loss	(71,172)	(92,308)	(115,775)
Net amount	$ 7,123	$ (5,471)	$ (21,253)